LOSS PER SHARE (Schedule of Basic Earnings Per Ordinary Share) (Details) - shares		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of classes of share capital [line items]
Basic (loss)/earnings per share denominator		359,193,482	153,099,405	134,939,327
Reconciliation to weighted average (loss)/earnings per share denominator:
Basic (loss)/earnings per share denominator		359,193,482	153,099,405	134,939,327
Class A Ordinary shares [Member]
Disclosure of classes of share capital [line items]
Basic (loss)/earnings per share denominator		359,193,482	153,099,405	134,939,327
Reconciliation to weighted average (loss)/earnings per share denominator:
Number of ‘A’ ordinary shares at January 1		165,865,882	164,985,882	96,162,410
Weighted average number of ‘A’ ordinary shares issued during the year	[1]	205,883,200	669,123	51,332,517
Weighted average number of treasury shares		(12,555,600)	(12,555,600)	(12,555,600)
Basic (loss)/earnings per share denominator		359,193,482	153,099,405	134,939,327

[1]	The weighted average number of shares issued during the year is calculated by taking the number of shares issued multiplied by the number of days in the year each share is in issue, divided by 365 days.